Contract revenues, Morphomer Tau small molecule - 2018 license agreement with Eli Lilly and Company (Details) SFr in Thousands	12 Months Ended
	Dec. 31, 2021 CHF (SFr) Representative Installment	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Mar. 31, 2020 CHF (SFr)	Mar. 31, 2019 CHF (SFr)
Contract revenues [Abstract]
Recognized revenues	SFr 0	SFr 15,431	SFr 110,456
Deferred income	717	306	4,477
2018 License Agreement with Eli Lilly and Company [Member]
Contract revenues [Abstract]
Recognized revenues	0	14,348	105,662
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member]
Contract revenues [Abstract]
Milestone payment received	SFr 40,000
Up-front consideration received					SFr 80,000
Period to provide notice of termination of agreement	3 months
Number of representatives in joint steering committee by each party | Representative	3
Recognized revenues	SFr 0	14,300	SFr 105,700
Deferred income	0
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Clinical and Regulatory [Member]
Contract revenues [Abstract]
Expected transaction price allocation	880,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Commercial [Member]
Contract revenues [Abstract]
Expected transaction price allocation	900,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Research and Development [Member]
Contract revenues [Abstract]
Deferred research and development costs	6,900
Recognized revenues	6,900
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly and Company [Member] | Right-of-use License [Member]
Contract revenues [Abstract]
Expected transaction price allocation	SFr 73,100
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, First Amendment [Member]
Contract revenues [Abstract]
Total potential collaboration agreement value					60,000
Number of installments | Installment	2
Milestone payment receivable				SFr 30,000	SFr 30,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, Second Amendment [Member]
Contract revenues [Abstract]
Number of installments | Installment	2
Milestone payment receivable				SFr 10,000
Morphomer Tau Small Molecule [Member] | 2018 License Agreement with Eli Lilly, Second Amendment [Member] | Phase 2 Clinical Study Licensed Product [Member]
Contract revenues [Abstract]
Milestone payment receivable		SFr 60,000